Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principles of consolidation	Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.
Use of estimates
Use of estimates The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of estimated credit losses, contract assets, operating lease right-of-use assets, outsourcing assets, marketable software, goodwill, purchased intangibles and other long-lived assets, legal and environmental contingencies, assumptions used in the calculation for systems integration projects, income taxes, and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ materially from these estimates. Changes in those estimates resulting from continuing changes in the economic environment such as rising interest rates, inflation, fluctuation in foreign exchange rates and conflicts and other events of geopolitical significance, will be reflected in the financial statements in future periods.

Cash and Cash equivalents	Cash and Cash equivalents Cash and cash equivalents consist of cash on hand, short-term investments purchased with an original maturity of three months or less and certificates of deposit which may be withdrawn at any time at the discretion of the company without penalty. Cash and cash equivalents subject to contractual restrictions and not readily available are classified as restricted cash.
Inventories	Inventories Inventories are valued at the lower of cost and net realizable value. Cost is determined on the first-in, first-out method.
Properties	Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method.
Outsourcing assets
Outsourcing assets Costs of outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract (principally initial customer setup) are deferred and expensed over the initial contract life. Fixed assets and software used in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.
Recoverability of these costs is subject to various business risks. Quarterly, the company compares the carrying value of these assets with the undiscounted future cash flows expected to be generated by them to determine if there is impairment. If impaired, these assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.
Marketable software
Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products. For the company’s proprietary enterprise software products, the amortization period is five years following product release, and for the remaining products, the amortization period is three years following product release. In assessing the estimated revenue-producing lives and recoverability of the products, the company considers operating strategies, underlying technologies utilized, estimated economic life and external market factors, such as expected levels of competition, barriers to entry by potential competitors, stability in the market and governmental regulation. The company continually reassesses the estimated revenue-producing lives of the products and any change in the company’s estimate could result in the remaining amortization expense being accelerated or spread out over a longer period.
Internal-use software
Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Cloud Computing Arrangements	Cloud Computing Arrangements For cloud computing arrangements that meet the definition of a service contract, the company capitalizes implementation costs incurred during the application development stage and until the software is ready for its intended use and then amortizes the costs on a straight-line basis over the related cloud computing arrangement.
Goodwill and Purchased Intangible Assets
Goodwill and Purchased Intangible Assets Goodwill arising from the acquisition of an entity represents the excess of the purchase price consideration over the fair value of the underlying identifiable intangible assets and net assets or liabilities assumed. Goodwill is initially recognized as an asset and is subsequently measured at cost less any accumulated impairment losses.
The company reviews goodwill for impairment annually in the fourth quarter using data as of September 30 of that year, as well as whenever there are events or changes in circumstances (triggering events) that would more likely than not reduce the fair value of one or more reporting units below its respective carrying amount. The company initially assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This qualitative assessment considers all relevant factors specific to the reporting units, including macroeconomic conditions, industry and market considerations, overall financial performance, changes in share price and relevant entity-specific events.
If the company determines that it is not more likely that the carrying amount for a reporting unit is less than its fair value, then subsequent quantitative goodwill impairment testing is not required. If the company determines that it is more likely than not that the carrying amount for a reporting unit is greater than its fair value, then it proceeds with a subsequent quantitative goodwill impairment test. Under the quantitative test, the company compares the fair value of each of its reporting units to their respective carrying value. If the carrying value exceeds fair value, an impairment charge is recognized for the difference. Impaired goodwill is written down to its fair value through a charge to the consolidated statement of income (loss) in the period the impairment is identified.
During the third quarter of 2024, the company reviewed its estimated long-term expected future cash flows for its Digital Workplace Solutions (DWS) reporting unit as operating results were below estimated forecast due to the impact of the slower pace of client signings driven by the current economic environment and industry dynamics. Based on this, the company concluded that a triggering event existed and conducted a quantitative goodwill assessment for the DWS reporting unit as of September 30, 2024. The fair value of the DWS reporting unit was estimated using both the income approach and the market approach using a weighted methodology to determine its fair value. Based on the goodwill impairment analysis performed during the third quarter of 2024, the carrying value of the DWS reporting unit exceeded its respective fair value, resulting in the recognition of a goodwill impairment charge of $39.1 million.
During the fourth quarter of 2024, the company performed a quantitative goodwill impairment testing for each reporting unit, and estimated the fair value of the reporting units using both the income approach and the market approach.
The income approach incorporates the use of a discounted cash flow method in which the estimated future cash flows and terminal values for each reporting unit are discounted to present value. Cash flow projections are based on management’s estimates of economic and market conditions, which drive key assumptions of revenue growth rates, operating margins, capital expenditures and working capital requirements. The discount rate in turn is based on various market factors and specific risk characteristics of each reporting unit.
The market approach estimates fair value by applying performance metric multiples to the reporting unit’s prior and expected operating performance. The multiples are derived from comparable publicly traded companies with similar operating and investment characteristics as the reporting unit.
If the fair value of the reporting unit derived using the income approach is significantly different from the fair value estimate using the market approach, the company reevaluates its assumptions used in the two models. When considering the weighting between the market approach and income approach, the company gives more weighting to the income approach. The higher weighting assigned to the income approach takes into consideration that the guideline companies used in the market approach generally represent larger diversified companies relative to the reporting units and may have different long-term growth prospects, among other factors.
In order to assess the reasonableness of the calculated reporting unit fair values, the company also compares the sum of the reporting units’ fair values to its market capitalization (per share stock price multiplied by shares outstanding) and calculates an implied control premium (the excess of the sum of the reporting units’ fair values over the market capitalization).
The company completed the quantitative goodwill assessment in the fourth quarter of 2024 and no additional impairment charge was recognized as of December 31, 2024.
Estimating the fair value of reporting units requires the use of estimates and significant judgments that are based on a number of factors including actual operating results. It is reasonably possible that the judgments and estimates described above could change in future periods, which could have a significant impact on the fair value of the related reporting units.
The company continuously monitors and evaluates relevant events and circumstances that could unfavorably impact the significant assumptions noted above, including changes to U.S. treasury rates and equity risk premiums, tax rates, recent market valuations from transactions by comparable companies, volatility in the company’s market capitalization, and general industry, market and macro-economic conditions. It is possible that future changes in such circumstances or in the inputs and assumptions used in estimating the fair value of the reporting units, could require the company to record an additional non-cash impairment charge.
Finite-lived intangible assets purchased in a business combination are recorded at fair value and amortized to cost of revenue - technology and selling, general and administrative expense over their estimated useful lives. Finite-lived intangible assets are tested for impairment whenever events or changes in circumstances would indicate that the carrying value may not be recoverable. An impairment charge would be recognized if the carrying value exceeds fair value in the consolidated statement of income (loss) in the period the impairment is identified.

Retirement benefits
Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. Management develops the actuarial assumptions used by its U.S. and international defined benefit pension plan obligations based upon the circumstances of each particular plan. The determination of the defined benefit pension plan obligations requires the use of estimates. A significant element in determining the company’s retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.
At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. Management’s significant assumption used in the determination of the defined benefit pension plan obligations with respect to the U.S. pension plans, is the discount rate. Inherent in deriving the discount rate are significant assumptions with respect to the timing and magnitude of expected benefit payment obligations. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Environmental matters
Environmental matters The company is responsible for certain environmental matters including environmental investigations and remedial activities related to various facilities formerly owned or operated by the company or its predecessors.
The company records an estimated environmental liability when it is probable that a liability has been incurred and the amount is reasonably estimable based primarily on the expected costs of pending investigations, current remediation activities, environmental studies and other estimated costs within the identified sites. The company records a claim for recovery from third parties when its realization is probable. Both the liability and claim for recovery are recorded on a non-discounted basis.
Provisions for these matters are difficult to estimate due to unknown environmental conditions, including early stages of investigation in some cases, and changes in governmental laws, regulations and in cleanup technologies. As the company continues to perform investigation activities and if events and circumstances change, the company may incur future additional costs, which could have a material impact on the company’s results of operations, financial condition and cash flows.

Noncontrolling interest
Noncontrolling interest The company owns a fifty-one percent interest in Intelligent Processing Solutions Ltd. (iPSL), a U.K. business process outsourcing joint venture. The remaining interests, which are reflected as a noncontrolling interest in the company’s consolidated financial statements, are owned by three financial institutions for which iPSL performs services.

Revenue recognition and Shipping and handling
Revenue recognition Revenue is recognized at an amount that reflects the consideration to which the company expects to be entitled in exchange for transferring goods and services to a customer. The company determines revenue recognition using the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the company satisfies a performance obligation.
At contract inception, the company assesses the goods and services promised in a contract with a customer and identifies as a performance obligation each promise to transfer to the customer either: (1) a good or service (or a bundle of goods or services) that is distinct or (2) a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. The company recognizes revenue only when it satisfies a performance obligation by transferring a promised good or service to a customer.
The company must apply its judgment to determine the timing of the satisfaction of performance obligations as well as the transaction price and the amounts allocated to performance obligations including estimating variable consideration, adjusting the consideration for the effects of the time value of money and assessing whether an estimate of variable consideration is constrained.
Revenue from hardware sales is recognized upon the transfer of control to a customer, which is defined as an entity’s ability to direct the use of and obtain substantially all of the remaining benefits of an asset.
Revenue from software licenses is recognized at the inception of either the initial license term or the inception of an extension or renewal to the license term.
Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term. Such revenue is not material to the company’s consolidated results of operations.
Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.
Revenue and profit under systems integration contracts are recognized over time as the company transfers control of goods or services. The company measures its progress toward satisfaction of its performance obligations using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for using the cost-to-cost method, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident. Revenue from such contracts is not material to the company’s consolidated results of operations.
In services arrangements, the company typically satisfies the performance obligation and recognizes revenue over time, because the client simultaneously receives and consumes the benefits provided as the company performs the services. The company’s services are provided on a time-and-materials basis, as a fixed-price contract or as a fixed-price per measure of output contract.
Revenue from time-and-material contracts is recognized on an output basis as labor hours are delivered.
In managed services, application management, business process outsourcing and other cloud-based services arrangements, the arrangement generally consists of a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer. The company applies a measure of progress (typically time-based) to any fixed consideration and allocates variable consideration to the periods of service, which are typically monthly or quarterly, based on usage. As a result, revenue is recognized over the period the services are provided either on a straight-line basis or on a usage basis, depending on the terms of the arrangement (such as whether the company is standing ready to perform or whether the contract has usage-based metrics). This results in revenue recognition that corresponds with the value to the client of the services transferred to date relative to the remaining services promised.
The company also enters into arrangements that may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple performance obligations, with control over hardware and software transferred in one reporting period and the software support and hardware maintenance services performed across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long-term multiple-year basis and periodically sell hardware and license software products to the client. The services are provided on a continuous basis across multiple reporting periods and control over the hardware and software products occurs in one reporting period.
The company allocates the total transaction price to be earned under an arrangement among the various performance obligations in proportion to their relative standalone selling prices. The standalone selling price for a performance obligation is the price at which the company would sell a promised good or service separately to a customer.
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. For contracts with multiple performance obligations, the company allocates the contract’s transaction price to each performance obligation using its best estimate of the standalone selling price of each distinct good or service in the contract. The primary methods used to estimate standalone selling price are as follows: (1) the expected cost plus margin approach, under which the company forecasts its expected costs of satisfying a performance obligation and then adds an appropriate margin for that distinct good or service and (2) the percent discount off of list price approach.
In the DWS and the Cloud, Applications & Infrastructure Solutions (CA&I) segments, substantially all of the company’s performance obligations are satisfied over time as work progresses and therefore substantially all of the revenue in these segments is recognized over time. The company generally receives payment for these contracts over time as the performance obligations are satisfied.
In the Enterprise Computing Solutions (ECS) segment, substantially all of the company’s sales of software and hardware are transferred to customers at a single point in time. Revenue on these contracts is recognized when control over the product is transferred to the customer or a software license term begins. The company generally receives payment for these contracts upon signature or within 30 to 60 days.
The company discloses disaggregation of its customer revenue by geographic areas (see Note 20, “Segment information”).
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables, contract assets and deferred revenue (contract liabilities).
Revenue excludes taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue producing transaction and collected by the company from a customer (e.g., sales, use and value-added taxes). Revenue includes payments for shipping and handling activities.
Shipping and handling Costs related to shipping and handling are included in cost of revenue.

Advertising costs	Advertising costs All advertising costs are expensed as incurred and reported in selling, general and administrative expenses in the consolidated statements of income (loss).
Stock-based compensation plans
Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. Compensation expense for performance-based restricted stock and restricted stock unit awards is recognized as expense ratably for each installment from the date of the grant until the date the restrictions lapse and is based on the fair market value at the date of grant and the probability of achievement of the specific performance-related goals. Compensation expense for market-based awards is recognized as expense ratably over the measurement period, regardless of the actual level of achievement, provided the service requirement is met. The fair value of restricted stock and restricted stock units with time and performance conditions is determined based on the trading price of the company’s common shares on the date of grant. The fair value of awards with market conditions is estimated using a Monte Carlo simulation. The expense is recorded in selling, general and administrative expenses.

Income taxes
Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax returns and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company releases the income tax effects of deferred tax balances that have a valuation allowance from accumulated other comprehensive income (loss) once the reason the tax effects were established ceases to exist (e.g., a postretirement plan is liquidated). The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income (loss).
The company treats the global intangible low-tax income tax, or GILTI, as a period cost when included in U.S. taxable income, and the base erosion and anti-abuse tax, or BEAT, as a period cost when incurred.

Translation of foreign currency
Translation of foreign currency The local currency is the functional currency for most of the company’s international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses are reported in other (expense), net.
For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from remeasurement are included in other (expense), net.

Fair value measurements
Fair value measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company assumes that the transaction is an orderly transaction that assumes exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (for example, a forced liquidation or distress sale). The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the company can access at the measurement date; Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3 – Unobservable inputs for the asset or liability. The company has applied fair value measurements to its derivatives (see Note 12, “Financial instruments and concentration of credit risks”), long-term debt (see Note 15, “Debt”), and to its pension and postretirement plan assets (see Note 17, “Employee plans”).

Recent accounting pronouncements and accounting changes	Recent accounting pronouncements and accounting changes
Accounting Pronouncements Adopted
Effective for the company’s fiscal year ended December 31, 2024, the company adopted Accounting Standards Update (ASU) No. 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), issued by the Financial Accounting Standards Board (FASB), which enhances reportable segment disclosure requirements including disclosures about significant segment expenses on an annual and interim basis. The adoption of ASU 2023-07 did not have a material impact to the company’s consolidated financial statements. The required annual disclosures were applied to the presentation of the company’s reportable segments, see Note 20, “Segment information.” Prior periods reportable segment disclosures have been reclassified to be comparable to the current year presentation.
Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. This ASU enhances disclosures relating to the rate reconciliation and requires income taxes paid disclosures disaggregated by jurisdiction among other amendments. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted and should be applied on a prospective basis with a retrospective application permitted. This ASU is not expected to have a material effect on the company’s consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures. This ASU requires public companies to disclose, on an annual and interim basis, additional information about certain costs and expenses in the notes to the financial statements. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted on either a prospective or retrospective basis. The company is currently evaluating the impact of the standard on its consolidated financial statements and related disclosures.